Acquisitions - 2012 Activity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended
	Oct. 11, 2012	Dec. 31, 2012
Business Combinations [Abstract]
Consideration transferred	$ 220,636
Common stock issued for acquisition	7,914
Price per share of common stock issued	$ 17.50
Revenue of acquiree since acquisition date included in consolidated income statement		7,353
Earnings of acquiree since acquisition date included in consolidated income statement		$ 2,260